Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Summary of income tax expense	Total income tax expense consists of:

	2024	2023

Current tax expense	$114,087	$85,804
Deferred tax expense (recovery)	20,671	(28,229)
	$134,758	$57,575

Summary of income tax expense (recovery) attributable to geographical jurisdiction
Income tax expense (recovery) attributable to each geographical jurisdiction for the Company is as follows:

	2024	2023

Turkiye	$44,224	$42,471
Canada	67,099	30,491
Greece	7,626	(15,387)
Other Jurisdictions	15,809	—
	$134,758	$57,575

Summary of key factors affecting income tax expense
The key factors affecting income tax expense for the years are as follows:

	2024	2023

Earnings from continuing operations before income tax	$435,394	$163,365
Canadian statutory tax rate	27%	27%

Tax expense on net earnings at Canadian statutory tax rate	$117,556	$44,109

Items that cause an increase (decrease) in income tax expense:
Foreign income subject to different income tax rates than Canada	(4,627)	1,143
Increase in Turkish income tax rate	—	22,589
Turkish investment tax credits and other benefits	(28,496)	(22,001)
Québec mineral tax	42,701	22,518
Non-tax effected temporary differences and operating losses	(19,118)	(4,383)
Non-deductible expenses and non-taxable income	(10,107)	(96)
Flow-through share renouncement	3,539	3,500
Turkish earthquake relief tax	—	4,348
Turkish inflation benefit	(40,492)	(59,361)
Foreign exchange related to the weakening of the Turkish lira	33,004	51,205
Foreign exchange and other translation adjustments	18,819	(9,608)
Future and current withholding tax on foreign income dividends	20,329	6,723
Other	1,650	(3,111)
Income tax expense	$134,758	$57,575

Summary of change in net deferred tax position
The change in the Company’s net deferred tax position was as follows:

	2024	2023
Net deferred income tax liability
Balance at January 1,	$384,361	$410,219
Deferred income tax expense (recovery) in the statements of operations	20,672	(28,229)
Deferred tax expense in the consolidated statements of other comprehensive income	10,419	2,371
Balance at December 31,	$415,452	$384,361

Summary of temporary difference
The composition of the Company’s net deferred income tax assets and liabilities and deferred tax expense (recovery) is as follows:

Type of temporary difference	Deferred tax assets		Deferred tax liabilities		Expense (Recovery)
	2024	2023	2024	2023	2024	2023

Property, plant and equipment	$—	$—	$452,950	$419,824	$33,126	$(26,871)
Loss carryforwards	19,487	14,748	—	—	(4,738)	2,784
Liabilities	61,632	45,618	—	—	(16,013)	(17,658)
Future withholding taxes	—	—	9,650	5,355	4,295	(200)
Other items	—	—	33,971	19,548	4,002	13,716
Balance at December 31,	$81,119	$60,366	$496,571	$444,727	$20,672	$(28,229)

Summary of unrecognized deferred tax assets

Unrecognized deferred tax assets	2024	2023

Tax losses	$197,138	$218,615
Other deductible temporary differences	88,388	86,864
	$285,526	$305,479

Summary of unrecognized tax losses	The gross amount of tax losses for which no deferred tax asset was recognized expire as follows:
20. Income taxes (continued)

	2024	Expiry date	2023	Expiry date

Canadian net operating loss carryforwards	$432,863	2031-2043	$464,761	2030-2043
Canadian capital losses	386,707	none	258,795	none
Greek net operating loss carryforwards	127,541	2025-2029	182,444	2024-2028
Romanian net operating loss carryforwards	6,952	2025-2031	6,811	2024-2030